Other Assets (Details) - Grand Bahama Shipyard Ltd. - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest percentage	40.00%
Services provided	$ 97	$ 58	$ 33